Issued Capital - Schedule of Share Issuances (Details) - Ordinary Shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Share Issuances [Line Items]
Number, Beginning (in Shares)	2,805,217,700	33,023,040	322,857,900
Amount, Beginning	$ 9,181,662	$ 184,263	$ 16,339,071
Number, Ending (in Shares)	3,882,255,368	2,805,217,700	33,023,040
Amount, Ending	$ 39,796,477	$ 9,181,662	$ 184,263
September 21, 2022 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			9,543,840
Issue Price (in Dollars per share)			$ 0.0135
Amount			$ 128,842
March 15, 2023 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Issue of shares under ATM Facility
Number (in Shares)			23,479,200
Issue Price (in Dollars per share)			$ 0.008
Amount			$ 187,834
June 30, 2023 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year			Security issuance costs
Amount			$ 132,413
November 29, 2023 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		362,462,762
Issue Price (in Dollars per share)		$ 0.0035
Amount		$ 1,268,620
January 8, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		1,008,965,805
Issue Price (in Dollars per share)		$ 0.0035
Amount		$ 3,531,380
February 2, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		571,428,556
Issue Price (in Dollars per share)		$ 0.0035
Amount		$ 2,000,000
March 4, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under ATM Facility
Number (in Shares)		855,263,158
Issue Price (in Dollars per share)		$ 0.0038
Amount		$ 3,250,000
April 22, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Issue of shares under options exercised
Number (in Shares)		7,097,419
Issue Price (in Dollars per share)		$ 0.007
Amount		$ 49,682
June 30, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year		Security issuance costs
Number (in Shares)
Amount		$ (918,020)
July 18, 2024 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	75,220,800
Issue Price (in Dollars per share)	$ 0.0054
Amount	$ 398,645
January 22, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under options exercised
Number (in Shares)	95,238
Issue Price (in Dollars per share)	$ 0.01
Amount	$ 952
January 30, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under options exercised
Number (in Shares)	6,333,333
Issue Price (in Dollars per share)	$ 0.004
Amount	$ 48,873
February 3, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under ATM Facility
Number (in Shares)	164,242,200
Issue Price (in Dollars per share)	$ 0.0129
Amount	$ 2,122,173
February 17, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of Placement shares
Number (in Shares)	1,165,841,830
Issue Price (in Dollars per share)	$ 0.011
Amount	$ 12,824,260
March 14, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of shares under options exercised
Number (in Shares)	161
Issue Price (in Dollars per share)	$ 0.01
Amount	$ 2
April 4, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Issue of Placement shares
Number (in Shares)	2,470,521,806
Issue Price (in Dollars per share)	$ 0.011
Amount	$ 27,175,740
June 30, 2025 [Member]
Schedule of Share Issuances [Line Items]
Number of shares issued during the year	Security issuance costs
Number (in Shares)
Amount	$ (2,774,168)